Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Total preferred equity	Limited partners	Limited partners Capital	Limited partners Retained earnings	Limited partners Ownership Changes	Limited partners Accumulated other comprehensive (loss) income	General partner	General partner Capital	General partner Retained earnings	General partner Ownership Changes	General partner Accumulated other comprehensive (loss) income	Redeemable / exchangeable and special limited partnership units Non-controlling interests	FV LTIP units of the Operating Partnership Non-controlling interests	Interests of others in operating subsidiaries and properties Non-controlling interests
Beginning balance at Dec. 31, 2022	$ 41,737	$ 699	$ 8,217	$ 5,861	$ (67)	$ 2,526	$ (103)	$ 4	$ 4	$ 2	$ (1)	$ (1)	$ 14,688	$ 45	$ 18,084
Net loss	(852)		(274)		(274)								(488)	(1)	(89)
Other comprehensive loss	406		109				109						195		102
Total comprehensive loss	(446)		(165)		(274)		109						(293)	(1)	13
Distributions	(2,831)		(217)		(217)								(387)	(1)	(2,226)
Preferred distributions	(22)		(8)		(8)								(14)
Issuance (repurchase) of interests in operating subsidiaries	8,899		616	603	24	(11)							1,100	(14)	7,197
Change in relative interests of non-controlling interests	0		2			2							5	(7)
Ending balance at Jun. 30, 2023	47,337	699	8,445	6,464	(542)	2,517	6	4	4	2	(1)	(1)	15,099	22	23,068
Beginning balance at Dec. 31, 2023	48,587	699	8,084	6,464	(937)	2,548	9	4	4	2	(1)	(1)	14,447	21	25,332
Net loss	(1,498)		(311)		(311)								(556)	(1)	(630)
Other comprehensive loss	(212)		(55)				(55)						(98)		(59)
Total comprehensive loss	(1,710)		(366)		(311)		(55)						(654)	(1)	(689)
Distributions	(1,741)		(226)		(226)								(404)		(1,111)
Preferred distributions	(22)		(8)		(8)								(14)
Issuance (repurchase) of interests in operating subsidiaries	3,387		501	511	(8)	(2)							889	(5)	2,002
Change in relative interests of non-controlling interests	0		0			1	(1)				(2)	2	2	(2)
Ending balance at Jun. 30, 2024	$ 48,501	$ 699	$ 7,985	$ 6,975	$ (1,490)	$ 2,547	$ (47)	$ 4	$ 4	$ 2	$ (3)	$ 1	$ 14,266	$ 13	$ 25,534